The Company	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
The Company [Abstract]
The Company

1. The Company

On June 26, 2015, the Company changed its name to Ominto, Inc. from DubLi, Inc. Ominto, Inc., (“Ominto,” the “Company,” “we,” or “us”), through its wholly owned subsidiaries, is a global E-commerce Cashback and network marketing company which operates a worldwide shopping portal. We market membership subscriptions directly to consumers and through partnership programs including our network marketing subsidiary. The Company is organized in Nevada and its principal executive offices are located in Bellevue, Washington. The Company’s wholly owned subsidiaries are incorporated in Florida, the British Virgin Islands, Cyprus, the United Arab Emirates, India and Singapore.

Our E-commerce Cashback transactions throughout the world are conducted through DubLi.com’s shopping portal websites. Beginning, September 2015, we will add an Ominto.com website which will also offer Cashback transactions. We have a large network of independent Business Associates that sell our E-commerce Cashback products.

Effective March 28, 2013 the Company discontinued its auctions program. Prior to March 28, 2013, Ominto’s principal business included reverse auctions conducted online that were designed to: (i) sell its proprietary electronic gift cards; and (ii) enable consumers to purchase merchandise through its shopping portals from online retailers at discount prices.

Mr. Michael Hansen, who is a director, has a direct ownership of approximately 1.6 million shares of our common stock and 185,000 shares of our Super Voting Preferred Stock as of June 30, 2015. Each share of our Super Voting Preferred votes as 40 shares of common stock. As a result, Mr. Hansen had the power to cast approximately 55% of the votes that could be cast by our stockholders. Accordingly, he has the power to influence or control the outcome of important corporate decisions or matters submitted to a vote of our stockholders, including, but not limited to, increasing the authorized capital stock of the Company, the dissolution or merger of the Company, sale of all of the Company’s assets or changing the size and composition of the Board of Directors.

Reverse Stock Split

On August 15, 2015, our board and a stockholder holding a majority of the votes approved a reverse split of common stock at ratio of 1-for-20 to 1-for-100 with the board of directors having discretion to set the ratio. On November 1, 2015, our board approved a reverse stock split of our common stock at a ratio of 1-for-50 (the "Reverse Split"). The Company effectuated the Reverse Split on November 4, 2015, and the shares of common stock are expected to begin trading on a post-reverse split basis on November 6, 2015. The par value of the common stock and Super-Voting Preferred was not adjusted as a result of the Reverse Stock Split. All issued and outstanding common stock, options for common stock, restricted stock awards, warrants, and convertible debt, and per share amounts have been retroactively adjusted to reflect this Reverse Stock Split for all periods presented. The voting and conversion rights of the Super-Voting Preferred have been retroactively adjusted to reflect this Reverse Stock Split for all periods presented.

Liquidity

The Company incurred accumulated losses for the period from our inception through June 30, 2015 of approximately $41.9 million. As a result, the Company had stockholders’ equity and working capital deficits of approximately $13.2 million and $14.5 million, respectively, as of June 30, 2015. However, the calculation of working capital deficit includes $12.7 million of deferred revenues resulting from our sales of yearly membership subscriptions which we recognize ratably and which are not subject to a repayment or refund. Our adjusted working capital deficit net of deferred revenues would be $1.9 million.

We continue to refine our Cashback product offerings and improve our shopping portal, which places additional demands on future cash flows and may decrease liquidity. Our future liquidity and capital requirements will depend on numerous factors including market acceptance of our shopping portal and revenues generated from our operations, the impact of competitive product offerings, and whether we are successful in acquiring additional customers on a large scale basis through partners. We also intend to increase our efforts to recruit Business Associates; we expect that a larger number of Business Associates will increase sales of our E-commerce Cashback products. The marketing efforts will place additional demands on our cash flows and liquidity. We cannot offer any assurance that we will be successful in generating revenues from operations, adequately addressing competitive pressures, acquiring additional customers through partners or growing our network of Business Associates.

On May 12, 2015, the Company sold 400,000 shares of common stock at $5.00 per share in a private placement for a total cash consideration of $2 million to two unaffiliated foreign investors. The proceeds were used for working capital.

On June 28, 2015, the Company closed the sale of a parcel of land in Dubai to an unaffiliated purchaser for approximately $1.2 million and did not realize any significant gain on the disposal.

As of June 30, 2015, we owed Mr. Hansen a total of approximately $4.8 million in loans, advances and deferred salary for services rendered. Mr. Hansen has also provided a revolving loan commitment to fund up to $5 million through December 31, 2015; $3.5 million is available to be drawn down and $1.5 million has been borrowed. During July and August 2015, the Company made a total cash repayment of $2.5 million to Mr. Hansen for amounts due to him on the unsecured note, advances and services rendered. In addition, $2 million of advances from Mr. Hansen were converted to 400,000 shares of common stock at $5.00 per share.

On August 13, 2015, the Company sold 400,000 shares of common stock at $5.00 per share for a total cash consideration of $2 million to a former substantial stockholder. In conjunction with the sale, a warrant was also issued for the purchase of up to 500,000 shares of common stock at $5.00 per share, exercisable for a period of one year from the date of issuance of the warrant.

On August 13, 2015, the Company sold 100,000 shares of common stock at $5.00 per share in a private placement for a total cash consideration of $0.5 million to a former lender to the Company. In conjunction with the sale, a warrant was also issued for the purchase of up to 100,000 shares of common stock at $2.50 per share, exercisable for a period of sixty days from the date of issuance of the warrant. The warrant was exercised on October 12, 2015.

1. The Company

Description of Business

DubLi, Inc. (“DubLi,” the “Company,” “we,” or “us”), through its wholly owned subsidiaries, is a global E-commerce and network marketing company. The Company is organized in Nevada and its principal executive offices are located in Ft. Lauderdale, Florida.  The Company’s wholly owned subsidiaries are incorporated in Florida, the British Virgin Islands, Cyprus, the United Arab Emirates and India (incorporated on January 2, 2015).

Our E-commerce transactions are conducted through DubLi.com websites in Europe, North America, Australia and through a global portal serving the rest of the world. We have a large network of independent Business Associates that sell our various E-commerce products. Prior to March 28, 2013, DubLi’s principal business consisted of reverse auctions program conducted online that were designed to: (i) sell its proprietary electronic gift cards; and (ii) enable consumers to purchase merchandise through its shopping portals from online retailers at discount prices. Effective March 28, 2013 the Company discontinued its auctions program.

Our President and Chief Executive Officer, Michael Hansen has a direct ownership of approximately 1.6 million shares of our common stock and 185,000 shares of our Super Voting Preferred Stock as of September 30, 2014. As a result, Mr. Hansen had the power to cast approximately 56% of the combined votes that can be cast by our common stockholders. Accordingly, he has the power to influence or control the outcome of important corporate decisions or matters submitted to a vote of our stockholders, including, but not limited to, increasing the authorized capital stock of the Company, the dissolution, merger or sale of the Company, the size and membership of the Board of Directors, and all other corporate actions.

Reverse Stock Split

On August 15, 2015, our board and a stockholder holding a majority of the votes approved a reverse split of common stock at ratio of 1-for-20 to 1-for-100 with the board of directors having discretion to set the ratio. On November 1, 2015, our board approved a reverse stock split of our common stock at a ratio of 1-for-50 (the "Reverse Split"). The Company effectuated the Reverse Split on November 4, 2015, and the shares of common stock are expected to begin trading on a post-reverse split basis on November 6, 2015. The par value of the common stock and Super-Voting Preferred was not adjusted as a result of the Reverse Stock Split. All issued and outstanding common stock, options for common stock, restricted stock awards, warrants, and convertible debt, and per share amounts have been retroactively adjusted to reflect this Reverse Stock Split for all periods presented. The voting and conversion rights of the Super-Voting Preferred have been retroactively adjusted to reflect this Reverse Stock Split for all periods presented.

Liquidity

The Company incurred operating losses for the period since its incorporation through September 30, 2012, and experienced negative net cash flows from its operating activities of approximately $11.7 million and $2.7 million for the 2013 and 2014 fiscal years, respectively. As a result, the Company had stockholders’ and working capital deficits of approximately $12.4 million and $13.9 million, respectively, as of September 30, 2014.

We continue to update our product offerings which places additional demands on future cash flows and may decrease liquidity as we improve our systems. Our future liquidity and capital requirements will depend on numerous factors including market acceptance of our revised operations and revenues generated from such operations, competitive pressures, and acquisitions of complementary products, technologies or businesses. We intend to increase our marketing efforts in order to grow our network of Business Associates which we expect will improve sales of our E-commerce products. The marketing efforts will place additional demands on our cash flows and liquidity. We cannot offer any assurance that we will be successful in generating revenues from operations; adequately dealing with competitive pressures; acquiring complementary products, technologies or business; or increasing our marketing efforts.

Because of constraints on our sources of capital and our liquidity needs, we continued to borrow from Michael Hansen, our President and CEO, during the years ended September 30, 2013 and 2014. Operations during fiscal 2014 were financed in part through (i) borrowings from Mr. Hansen amounting approximately $1.5 million during August 2014 pursuant to an amended and restated revolving loan commitment to fund the Company up to $5 million through December 31, 2015; (ii) the sale of land in Dubai in March 2014 which resulted in net proceeds of $0.8 million; and (iii) an unsecured loan in May 2014 from a private lender of $0.5 million.

The Company is pursuing the sale of a parcel of land in Dubai for approximately $1.25 million. Management anticipates that the completion of the land sale should occur within ninety days from February 9, 2015, the date of the Sale Agreement - Memorandum of Understanding which was entered into with an unaffiliated purchaser. In the event that the land sale fails to close or our operating cash flows are insufficient to meet our expenditures through September 30, 2015, we will draw down the available funds of $3.5 million under the loan commitment by Mr. Hansen, who has indicated that he has the ability to provide the funds as and when a drawdown is requested.

On October 17, 2014, the Company fully repaid Mr. Hansen’s loan of $1 million borrowed during fiscal 2013 and on November 14, 2014 fully repaid the private lender for the unsecured loan of $0.5 million.